Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	80,000,000	80,000,000	80,000,000
Preferred stock, shares outstanding	2,000,000	2,000,000	2,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	800,000,000	800,000,000	800,000,000
Common stock, shares issued	157,363,671	156,637,143	156,237,143
Common stock, shares outstanding	157,363,671	156,637,143	156,237,143